4. Summary of significant accounting practices (Details)	12 Months Ended
	Dec. 31, 2019 R$ / $ R$ / $	Dec. 31, 2018 R$ / $ R$ / $
Summary of Significant Accounting Practices [Line Items]
Final Rate	4.0307
ARS
Summary of Significant Accounting Practices [Line Items]
Final Rate	0.0673	0.1028
Average rate	0.0686	0.1026
USD
Summary of Significant Accounting Practices [Line Items]
Final Rate	4.0307	3.8748
Average rate	4.1102	3.8841